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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2016

DATE OF REPORTING PERIOD: 03/31/2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Institutional Money Market Fund

ANNUAL FINANCIAL REPORT

March 31, 2016

Miles Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

Miles Funds, Inc.

Message from the President

We are pleased to present the annual report for Miles Funds, Inc. for the twelve month period from April 1, 2015 through March 31, 2016.

Yields on money market funds continued at historically low levels throughout this fiscal year.  The letter from the investment adviser will give you detailed commentary and data for a more in-depth review of the economy over the last fiscal year.

However, some relief was felt in money market rates as the FED raised their target overnight rate in December of 2015 to a range of 25 to 50 basis points from 0 to 25 basis points.   Market rates responded accordingly and our portfolio management team was able to invest funds in higher yielding securities which boosted the gross yield.  Our participants also benefited as we were able to offer a higher net yield as well.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to help with investment performance.  This approach to managing money has proven to be very beneficial as we begin to see a modest increase in rates.

We remain focused on any implications from the adopted amendments to the SEC rules governing money market funds.  We are working with the Miles Fund’s Board of Directors in reviewing the amendments, determining how they affect the Institutional Money Market Fund and how the Fund will comply with the amendments.

We thank you for your continued confidence and support of the Miles Funds, Inc.

Gregory D. Boal

President, Miles Funds, Inc.

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including the potential loss of principal.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus.  An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 1-866-720-2995.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

Economic data trends in the U.S. continue to point toward an economy with positive momentum even with the market and global volatility experienced in the first quarter of 2016. Meanwhile, overseas economies have a rockier road ahead which is driving some diverging trends in monetary and fiscal policies across the globe.

In the U.S., the Federal Reserve Open Market Committee held rates steady at the March 2016 meeting and downgraded the number of forecasted rate increases from four to two in 2016, more in line with market expectations.  The Fed referenced the solid jobs and housing markets as positives but expressed worries over the lack of inflation and of the potential impact of overseas economic trends on the U.S.  The ECB, or the central bank for the Euro economies, provided another round of stimulus by expanding their quantitative easing program again and surprised the markets by expanding its reach into European corporate markets.

The housing market in the U.S. continues to be a bright spot.  Housing demand is being supported by the lowest unemployment rates in over 8 years combined with good affordability levels.  Driving affordability is historically low mortgage rates and increasing mortgage credit availability.  Home prices continue to climb at a 5% annualized rate continuing a long run of increasing housing prices over the past 4+ years.   Housing is estimated to account for roughly 20% of U.S. GDP.

A better housing market, lower unemployment, and modestly increasing wages seems to be providing enough momentum to keep the consumers spending.  However, corporations have not been as lucky as manufacturing continues to be weak and the energy sector is cutting jobs and expenses as oil hit a decade low in February 2016.  While these sectors will continue to be a drag on growth, perhaps the recent stabilization in commodity and oil prices could be a signal the worst is over.

We are not overlooking the weakness in some areas and industries but we believe on balance the U.S. economy will continue to grow in the 2%+ range over the coming quarters. Overseas events and an upcoming election in the U.S. could add additional volatility but we believe the U.S. economic fundamentals and momentum will carry the day.

Thank you for your ongoing support of the Miles Funds, Inc.

Doug Earney, CFA

Director, Fixed Income

Miles Capital, Inc.

The views expressed herein are provided for informational purposes only and are believed to be correct, but accuracy and completeness cannot be guaranteed and should not be relied upon for legal or investment decision purposes.   All expressions of opinion and predictions presented are subject to change without notice.  Neither the information presented nor any opinion expressed constitutes a solicitation for the purchase or sale of any security.  Past performance is not a guarantee of future results.

Miles Funds, Inc.

Performance Report

Money Market Funds

Short maturity yields rose and the curve steepened as the Federal Reserve increased interest rates in December 2015 for the first time in nearly a decade by increasing their target fed funds range by 0.25 percent.  They also signaled at that time the possibility of four rate increases in 2016 which has now moderated.  The Fed indicated a gradual and data dependent path for rate increases over the coming quarters as they will be watching if the job market, growth, and inflation meet their expectations.

The money market yield curve has steepened since the end of June 2015 as the anticipation of a Fed rate increase pushed short term rates, especially in the 6-12 month maturities, higher.  The one-year Treasury reached a six year high in December 2015.  For 2016, Miles Capital anticipates 1-2 interest rate increases by the Fed,  in line with market expectations and slightly below the Fed forecast.  The pace and ultimate level of rates will be highly dependent on how the economy responds over the coming quarters.

Institutional Money Market Fund

The Fund’s average days have moved toward the higher end of the target maturity range to take advantage of the steeper yield curve and higher yields in 6-12 month government securities.  We are also adding to some longer CD positions where the yield is attractive.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-866-720-2995.

An investment in the Miles Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Miles Funds, Inc.
Institutional Money Market Fund

			Schedule of Portfolio Investments
			March 31, 2016

			Amortized				Amortized
Par Value	Description		Cost	Par Value	Description		Cost
U.S. Government Agencies (30.61%)				Certificates of Deposit (continued)
Fannie Mae				Merrick Bank (SC)
$ 3,000,000	1.38%	11/15/16	$ 3,014,925	$ 248,357	0.75%	07/15/16	$ 248,357
				Enerbank USA
Federal Farm Credit Bank				247,973	0.66%	07/22/16	247,973
$ 1,050,000	0.97%	09/19/16	$ 1,052,489	NXT Bank
				245,679	0.55%	07/26/16	245,679
Federal Home Loan Bank				Banco Popular (SC)
$ 1,000,000	0.32%	06/15/16	$ 1,000,069	246,960	0.95%	07/29/16	246,960
1,750,000	0.35%	06/17/16	1,749,943	Central Illinois Bank
2,000,000	0.38%	06/20/16	2,000,007	246,964	0.40%	08/05/16	246,964
2,000,000	0.38%	06/24/16	1,999,952	First Foundation Bank
2,000,000	0.38%	07/21/16	1,999,888	245,000	0.60%	08/19/16	245,000
2,000,000	0.38%	07/22/16	1,999,855	Bank of Baroda
2,000,000	0.38%	08/03/16	1,999,684	245,000	0.60%	08/23/16	245,000
3,000,000	2.00%	09/09/16	3,020,485	Bank of India NY
3,000,000	0.47%	09/26/16	3,000,512	245,000	0.60%	08/24/16	245,000
3,445,000	5.13%	10/19/16	3,531,837	Goldman Sachs Bank USA
2,000,000	0.40%	10/28/16	2,000,023	245,000	0.60%	08/25/16	245,000
3,000,000	0.63%	11/23/16	2,997,125	Everbank Jacksonville, FL
1,300,000	0.63%	12/28/16	1,300,147	245,000	0.50%	08/26/16	245,000
				Berkshire Bank Pittsfield
Freddie Mac				245,000	0.50%	08/29/16	245,000
$ 1,000,000	0.50%	05/13/16	$ 1,000,284	Safra National Bank
1,000,000	5.13%	10/18/16	1,025,845	245,000	0.50%	08/29/16	245,000
	(Cost $34,693,070)		34,693,070	Solera National Bank
				247,087	0.50%	09/07/16	247,087
Certificates of Deposit (7.86%)				Grand Ridge National Bank
Mizuho Bank				245,000	0.45%	09/23/16	245,000
$ 245,000	0.45%	04/04/16	$ 245,000	People's Bank of Alabama
CDARS Farmers & Merchants**				245,833	0.30%	09/24/16	245,833
1,000,000	0.42%	05/19/16	1,000,000		(Cost $8,912,520)		8,912,520
Newburyport Bank
249,699	0.35%	05/30/16	249,699
Gateway Bank
246,838	0.75%	06/10/16	246,838
CDARS Westbank**
2,502,130	0.45%	06/16/16	2,502,130
BMW Bank North America
245,000	0.45%	06/24/16	245,000
Federal Svgs Bank Chicago, IL
245,000	0.50%	06/30/16	245,000
Santander Bank NA
245,000	0.55%	07/01/16	245,000
Discover Bank
245,000	0.55%	07/01/16	245,000

*	Deposit Account interest rates fluctuate as determined by individual bank
**	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS
	network in increments of less than the standard FDIC insurance maximum
***	Fully FDIC insured programs which place funds into individual banks in increments of less than the standard FDIC insurance maximum

			See accompanying notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund

		Schedule of Portfolio Investments March 31, 2016

		Amortized				Amortized
Par Value	Description	Cost	Par Value	Description		Cost
Deposit Accounts * (46.25%)			Repurchase Agreements (15.18%)
FNB Omaha ICS ***			Wells Fargo
$54,256	0.35%	$54,256	$ 17,211,427	0.32%	04/01/16	$17,211,427
Bank of the West				(Cost $17,211,427)		17,211,427
245,000	0.21%	245,000		(Purchased on 03/31/16; proceeds at
Citizens State Bank, Pocahontas				maturity $17,211,580; collateralized by
245,000	0.45%	245,000		$16,673,248 U.S. Government Agencies
Community Bank, Oelwein				with maturities ranging from 12/01/35 to
245,000	0.40%	245,000		04/01/41, collateral worth $17,555,656)
Community Savings Bank, Manchester
245,000	0.40%	245,000		Total Investments (99.8995%)
Fidelity Bank, Huxley				(Cost $113,243,248) (1)		$113,243,248
245,000	0.30%	245,000		Other Assets and Liabilities (0.1005%)		113,892
First National Bank, Creston
245,000	0.40%	245,000		Net Assets		$113,357,140
Iowa State Bank
245,000	0.30%	245,000
Treynor State Bank
245,000	0.50%	245,000
Nationwide Bank, Columbus
245,183	0.30%	245,183
Bank of China, StoneCastle
2,514,502	0.33%	2,514,502
Farmers and Merchants ICS***
3,006,775	0.40%	3,006,775
Arbor Bank ICS***
5,004,896	0.40%	5,004,896
TD Savings, StoneCastle
5,020,284	0.33%	5,020,284
Wells Fargo Bank, StoneCastle
5,032,016	0.35%	5,032,016
Great Western Bank, AMMA ***
6,556,080	0.40%	6,556,080
Sumitomo Mitsui Banking Corp, StoneCastle
8,010,773	0.45%	8,010,773
American Money Market ***
15,021,466	0.45%	15,021,466
	(Cost $52,426,231)	52,426,231

*	Deposit Account interest rates fluctuate as determined by individual bank
**	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS
	network in increments of less than the standard FDIC insurance maximum
***	Fully FDIC insured programs which place funds into individual banks in increments of less than the standard FDIC insurance maximum
(1)	Also approximates cost for tax purposes

		See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities
March 31, 2016

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 96,031,821
Repurchase agreements	17,211,427
Total investments	113,243,248
Interest and dividends receivable	181,433
Total assets	113,424,681
LIABILITIES:
Dividends payable	9,218
Accrued expenses and other payables:
Investment advisory fees	16,693
Administration fees	8,436
Fund accounting fees	2,504
Accrued expenses and accounts payable	30,690
Total liabilities	67,541
Net assets	$ 113,357,140
NET ASSETS:
Paid-in capital	$ 113,357,140
Net assets	$ 113,357,140
Authorized shares	1,250,000,000
Capital shares outstanding	113,357,140
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations
For the Year Ended March 31, 2016

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 422,683
Total investment income	422,683

EXPENSES:
Investment advisory fees	284,590
Administration fees	142,295
Accounting fees	42,689
Custody fees	14,386
Legal fees	4,600
Audit and tax fees	22,708
Directors' fees	11,695
Registration and filing fees	1,486
Insurance expense	8,492
Pricing service expense	5,664
Other	3,582
Total expenses	542,187
Less: Expenses voluntarily reduced/waived	(215,985)
Net expenses	326,202
Net investment income	$ 96,481

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets
March 31, 2016 and 2015
	Institutional Money Market Fund
	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
OPERATIONS:
Net investment income	$ 96,481	$ 56,562
Change in net assets resulting from operations	96,481	56,562

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(96,481)	(56,562)
Change in net assets from shareholder distributions	(96,481)	(56,562)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	324,072,273	327,733,108
Reinvestments:
Capital shares	95,290	49,160
Redemptions:
Capital shares	(330,980,586)	(289,722,381)
Change in net assets from capital transactions	(6,813,023)	38,059,887
Change in net assets	(6,813,023)	38,059,887

NET ASSETS:
Beginning of period	120,170,163	82,110,276
End of period	$ 113,357,140	$ 120,170,163

SHARE TRANSACTIONS:
Issued:
Capital shares	324,072,273	327,733,108
Reinvestments:
Capital shares	95,290	49,160
Redemptions:
Capital shares	(330,980,586)	(289,722,381)
Change in shares	(6,813,023)	38,059,887

See accompanying notes to financial statements 8

Miles Funds, Inc.

Notes to Financial Statements

March 31, 2016

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2016

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2013.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Money Market Fund Reform

In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s Board of Trustees determined that it is in the best interest of the current Fund shareholders to continue using the amortized cost method of valuation for the Fund and that the composition of the Fund’s portfolio investments should be managed to allow for the fund to be a 99.5% Government Fund, to be in full compliance by October 16, 2016 as required under the amendments to Rule 2a-7 of the Investment Company Act of 1940.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to March 31, 2016 through the date the financial statements were issued.  There have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.06 to 0.19 percent during the year ended March 31, 2016.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  Miles Capital voluntarily limited administrative fees for the Fund to a range from 0.03 to 0.09 percent during the year ended March 31, 2016.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily limited fund accounting fees for the Fund to a range from 0.00 to 0.03 percent during the year ended March 31, 2016.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2016

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid an annual fee for transfer agency services based on the number of shareholder accounts serviced or a minimum base fee.  The minimum transfer agent service fee for the year ended March 31, 2016 was $6,000.  Miles Capital voluntarily waived all transfer agent service fees during the year ended March 31, 2016.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the year ended March 31, 2016 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 119,958
Administration fees	59,979
Accounting fees	36,048
Total expenses voluntarily reduced/waived	$ 215,985

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

Distributable earnings for tax purposes as of:	March 31, 2016	March 31, 2015

Ordinary Income	$ 11,318	$ 8,014
Long-term Gains	-	-
Capital Loss Carryforward*	(2,100)	-
	$ 9,218	$ 8,014
*Short-term- not subject to expiration

Distributable earnings for tax purposes as of:	March 31, 2016	March 31, 2015

Ordinary Income	$ 96,481	$ 56,562
Long-term Gains	-	-
	$ 96,481	$ 56,562

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2016

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the deposit accounts which are considered Level 1 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $6,158,698,970 and $6,165,980,907, respectively, for the year ended March 31, 2016.

7.  Distribution Services

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Year Ended March 31,
	2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.001	$0.000	$0.000	$0.000	$0.001

Dividends and Distributions	($0.001)	($0.000)	($0.000)	($0.000)	($0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	0.07%	0.05%	0.01%	0.02%	0.05%

Ratio of Expenses to Average
Net Assets, After Waivers	0.23%	0.19%	0.18%	0.23%	0.17%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.07%	0.05%	0.01%	0.02%	0.05%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.38%	0.40%	0.42%	0.51%	0.70%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	(0.08%)	(0.17%)	(0.22%)	(0.26%)	(0.48%)

Net Assets, End of Period (000 Omitted)	$113,357	$120,170	$82,110	$88,632	$72,826

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Miles Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Institutional Money Market Fund of Miles Funds, Inc. (the Fund), including the schedule of portfolio investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market Fund of Miles Funds, Inc. as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Des Moines, Iowa
May 26, 2016

Miles Funds, Inc. (unaudited)

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Miles Capital Funds complex.

Name, Contact Address and Age	Position held with Miles Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of Miles Funds (five years)
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 55	Director	Since 1998	CEO, Co-Founder, EnVest Partners, 2011-present President, Vodaci Technologies 2000 to 2011	1	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 66	Chair, Director	Since 1998	Attorney, Belin McCormick, P.C. 1977 to present	1	None
Interested Director:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 59	Director	Since March, 2010	Chair, Miles Capital 2009 to present; Miles Group 2007 to 2009	1	None
Officers:
Gregory Boal 1415 28th Street, #200 West Des Moines, IA 50266 Age 57	President	Since March, 2015	CEO/CIO, Miles Capital 2010 to present; Aviva Investors North America 2003 - 2010	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 46	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Gweneth Gosselink 1415 28th Street, #200 West Des Moines, IA 50266 Age 60	Chief Compliance Officer	Since 2013	Chief Compliance Officer, Miles Capital 2013 to present Director of Compliance, Aviva Investors North America 2006 to 2013	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2016

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.  The table illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2015	3/31/2016	10/1/15-3/31/16	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.29	$1.34	0.27%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,023.66	$1.36	0.27%

*Expenses (after waivers) are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2016

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

                Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

3.  Basis for Approval of the Investment Advisory Agreement

The Board approved the continuation of the investment advisory agreement with Miles Capital at its March, 2016 meeting. The Board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment adviser on the date of the meeting, as well as the evaluation the Board undertakes throughout the year. The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision.  The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice.  The Board noted the stability of the management team, as well as their extensive experience. Miles Capital has been the Fund adviser since its inception.

The Board reviewed the investment performance of the Fund, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the adviser had brought to the Board its recommendations for Fund improvement, and the implementation of those recommendations resulted in better fund performance.

The Board also reviewed the advisory fees charged under the agreement, and compared the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting.  The Board determined that the fees charged under the advisory agreement were reasonable.

The Board also reviewed the Fund’s total expense ratio.  The Board noted that money market funds are facing pressure across the board, with fee waivers and expense supplements almost universal to maintain a positive yield.

The parent company of the adviser, Miles Capital Holdings, Inc., is a privately held company.  The Board noted the extensive fee waivers in effect, and the decline in revenue to the adviser, with no decline in investment personnel. The Board also noted that no soft dollars arrangements are in effect for the Fund.

The Board will consider whether to continue the advisory agreement again in one year.

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, LLP

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa  50309

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT REVIEW FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit review financial expert serving as its audit reviewer.

(a)(2) Debra Jones is the independent director named as the audit review financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

March 31, 2015

$19,300

March 31, 2016

$19,850

(B)AUDIT-RELATED FEES. NONE.

(C) TAX PREPARATION FEES.

March 31, 2015

$4,960

March 31, 2016

$5,150

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant as well as tax preparation (both years).

March 31, 2015

$24,260

March 31, 2016

$25,000

(H) The audit reviewers of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF JUNE 3, 2016, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Gregory D. Boal, President

Date: June 3, 2016

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Gregory D. Boal, President and Principal Executive

June 3, 2016

Amy M. Mitchell, Treasurer and Principal Financial and Accounting Officer

June 3, 2016